Related Parties Balances and Transactions (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Interest income		$ 7,028	$ 6,707	$ 20,754
Strevo Holding, S.A. de C.V [Member]
Statement Line Items [Line Items]
Interest income	[1]			18,650
Betterware Controladora, S.A. de C.V [Member]
Statement Line Items [Line Items]
Interest income	[1]			$ 18,966

[1]	Merged with the Group on July 28, 2017